Jan. 22, 2024
TIAA-CREF Social Choice International Equity Fund
TIAA-CREF Social Choice International Equity Fund

TIAA-CREF International Funds

TIAA-CREF Social Choice International Equity Fund (the “Fund”)

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectus dated March 1, 2023

SUPPLEMENT NO. 4
dated January 22, 2024 to the Statutory Prospectus dated March 1, 2023

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the Fund’s name and non-fundamental policy to invest at least 80% of its assets in particular investments (“80% Policy”), effective May 1, 2024. Therefore, effective as of May 1, 2024, all references to the TIAA-CREF Social Choice International Equity Fund are hereby changed to the Nuveen International Responsible Equity Fund.

Additionally, effective as of May 1, 2024, the following language hereby replaces the Fund’s 80% policy found in the first sentence in the first paragraph of the Fund’s “Principal investment strategies” section in both the Summary Prospectus and the Statutory Prospectus:

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers that meet the Fund’s ESG criteria.